Schedule of authorized shares (Details) (Parenthetical) - Mar. 31, 2021	$ / shares	₨ / shares
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share | (per share)	$ 0.0001	₨ 0.006
Ordinary shares class A [member]
Disclosure of classes of share capital [line items]
Par value per share | (per share)	0.0001	0.006
Ordinary shares class F [member]
Disclosure of classes of share capital [line items]
Par value per share | (per share)	0.0001	0.006
Preference shares [member]
Disclosure of classes of share capital [line items]
Par value per share | (per share)	$ 0.0001	₨ 0.006